Trade payables and other liabilities - Summary of Trade Payables and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Current: due within one year
Trade payables	€ 11,100	€ 8,896
Accruals	5,232	4,429
Social security and sundry taxes	626	447
Deferred consideration	78	44
Others	987	1,045
Trade and other current payables	18,023	14,861
Non-current: due after more than one year
Accruals	141	91
Deferred consideration	102	152
Others	27	32
Other non-current liabilities	270	275
Total trade payables and other liabilities	€ 18,293	€ 15,136